DISPOSAL OF ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure Of Disposal Of Assets [Abstract]
DISPOSAL OF ASSETS
DISPOSAL OF ASSETS
In May and August 2019, Brookfield Renewable, along with its institutional partners, completed the partial sale of its South African Portfolio, corresponding to 146 MW of wind and solar assets. The total consideration was ZAR 1,651 million ($112 million). This resulted in a loss on disposition of $8 million recognized in the consolidated statements of income under Other. The total proceeds, net of foreign exchange contract settlements, was $135 million ($42 million net to Brookfield Renewable). Immediately prior to the classification of the portfolio as held for sale in 2018, Brookfield Renewable performed a revaluation of the property, plant and equipment and recorded a fair value uplift of $42 million, in line with its election to apply the revaluation method. Brookfield Renewable’s interest in the portfolio was approximately 31%. As a result of the disposition, Brookfield Renewable's portion of the accumulated revaluation surplus of $13 million post-tax was reclassified from other comprehensive income directly to equity and presented as an Other item in the consolidated statements of changes in equity.
In October 2019, Brookfield Renewable, along with its institutional partners, completed the sale of 191 MW of wind assets in Northern Ireland and Portugal. The total consideration was $186 million ($74 million net to Brookfield Renewable). This resulted in a loss on disposition of $6 million recognized in the consolidated statements of income under Other. Immediately prior to the classification of the portfolio as held for sale in the third quarter of 2019, Brookfield Renewable performed a revaluation of the property, plant and equipment and recorded a fair value uplift of $83 million, in line with its election to apply the revaluation method. Brookfield Renewable’s interest in the portfolio was 40%. As a result of the disposition, Brookfield Renewable's portion of the accumulated revaluation surplus of $49 million post-tax was reclassified from other comprehensive income directly to equity and presented as an Other item in the consolidated statements of changes in equity.
Summarized financial information relating to the disposals are shown below:

(MILLIONS)	Total
Proceeds, net of transaction costs	$291
Carrying value of net assets held for sale	—
Assets	1,071
Liabilities	(680)
Non-controlling interests	(86)
305
Loss on disposal, net of transaction costs	$(14)